Common Stock (Details 2) - Individuals 40 [Member] - $ / shares	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Expected Risk Free Interest Rate	1.06%	1.06%
Expected Volatility	15.27%	15.27%
Expected Life in Years	9 months 29 days	1 year 9 months 29 days
Expected Dividend Yield
Weighted-Average Grant Date Fair Value	$ 6.46	$ 6.46